PRODUCT REVENUE (Tables)	12 Months Ended
Dec. 31, 2012
PRODUCT REVENUE [Abstract]
Schedule of Product Revenue

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Media products	1,863,431	2,457,423	3,252,511	522,064
General merchandise	392,090	1,094,087	1,768,292	283,831

	2,255,521	3,551,510	5,020,803	805,895